Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Other Noncurrent Assets [abstract]
Net defined benefit plan surpluses	$ 133	$ 85
Cash surrender value of life insurance policies	320	320
Deferred commissions	89	82
Other financial assets	97	74
Other non-current assets	47	50
Total other non-current assets	$ 686	$ 611